Fair Value Accounting - Additional Information (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2015 gal	Jan. 31, 2015 gal	Dec. 31, 2014 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gallons of diesel fuel to be acquired | gal						168,310
Cost incurred for entering into contracts			$ 0
Unrealized gains on contracts	$ 100,000		100,000
Estimated fair values of fuel contracts	100,000		100,000				$ 200,000
Senior Notes [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt fair value	358,000,000		358,000,000				377,100,000
Senior Secured Term Loan Facility [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt fair value	$ 283,600,000		$ 283,600,000				$ 285,800,000
Less Than [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gains on contracts		$ 100,000		$ 100,000
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maturity period of cash equivalents			90 days
Forecast [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gallons of diesel fuel to be acquired | gal					168,360